CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB
Accounts Receivable, Net
Trade receivables	$ 135.0		RUB 5,881		RUB 8,191
Allowance for doubtful accounts	(7.4)		(295)		(450)
Total accounts receivable, net	127.6		5,586		RUB 7,741
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	4.9	RUB 295	132	RUB 73
Charges to expenses	3.5	211	182	75
Utilization	(1.0)	(56)	(19)	(16)
Balance at the end of the period	$ 7.4	RUB 450	RUB 295	RUB 132